Condensed Consolidated Interim Statements of Cash Flows (unaudited) - CAD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021
Cash flows from (used in) operating activities
Net loss	$ (9,358,988)	$ (2,787,507)
Add items not affecting cash
Share-based payment	1,115,134	20,789
Foreign exchange	922	(102,599)
Amortisation – pilot plant	3,613,127	1,434,874
Amortisation – intangible asset	48,152	48,151
Interest expense		48,794
Net changes in non-cash working capital items to operations:
Receivables	(55,713)	(53,929)
Prepaid expenses	(2,506,353)	32,245
Accounts payable and accrued liabilities	(315,230)	342,282
Net cash used in operating activities	(7,458,949)	(1,016,900)
Cash flows used in investing activities
Exploration and evaluation assets	(220,356)	(250,662)
Pilot plant	(560,057)	(1,300,483)
Net cash used in investing activities	(780,413)	(1,551,145)
Cash flows from financing activities
Share issuance costs	(187,296)
Exercise of warrants	3,162,316	860,581	$ 10,190,569
Exercise of options	404,461	240,000	1,241,500
Net cash from financing activities	3,379,481	1,100,581
Net change in cash	(4,859,881)	(1,467,464)
Cash, beginning of period	27,988,471	4,141,494	4,141,494
Cash, end of period	$ 23,128,590	$ 2,674,030	$ 27,988,471